Capital Management (Details) - USD ($)	May 07, 2024	Jun. 30, 2026	Dec. 31, 2025
Capital Management
Cash		$ 137,251,000	$ 152,314,000
Long term debt		$ 0
Equinor
Capital Management
Initial cash payment	$ 30,000,000
Maximum amount purchaser of partial sale of subsidiaries committed to invest	$ 130,000,000
Percentage of ownership interest disposed	45.00%
Funding commitments	$ 60,000,000